Average Annual Total Returns - FidelityHealthyFutureFund-RetailPRO - FidelityHealthyFutureFund-RetailPRO - Fidelity Healthy Future Fund	Jun. 29, 2024
Fidelity Healthy Future Fund | Return Before Taxes
Average Annual Return:
Past 1 year	18.85%
Since Inception	8.14%	[1]
Fidelity Healthy Future Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	18.83%
Since Inception	8.13%	[1]
Fidelity Healthy Future Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.17%
Since Inception	6.24%	[1]
MS159
Average Annual Return:
Past 1 year	22.65%
Since Inception	12.10%
IXV9X
Average Annual Return:
Past 1 year	16.49%
Since Inception	8.83%

[1]	A From May 24, 2022 .